Acquisitions and disposals	12 Months Ended
Dec. 31, 2024
Business Acquisitions [Abstract]
Acquisitions and disposals	Acquisitions and disposals
Accounting policies
Business combinations and divestments
Business combinations, except for transactions between entities under common control, are accounted for using the acquisition method when control is transferred to the Group. The acquired identifiable assets, liabilities and contingent liabilities are measured at fair value at the date of acquisition. Acquisition costs incurred are expensed under Selling, general and administrative expenses. The total consideration transferred includes contingent consideration at fair value and changes in fair value resulting from events after the acquisition date are recognised in the Consolidated statement of income under Other income.
When Equinor loses control over a subsidiary, the assets and liabilities of the subsidiary are derecognised together with related Non-controlling interests (NCI) and other components of equity. Any retained interest in the former subsidiary is measured at fair value at the time control is lost, and resulting gain or loss is recognised in the Consolidated statement of income under Other income or Operating expenses, accordingly. Partial divestments are addressed in detail in the accounting judgement section below.
On the NCS, all disposals of assets are performed including the tax base (after-tax). Any gain includes the release of previously recognised tax liabilities related to the assets in question and is fully recognised in Other income in the Consolidated statement of income.
Assets classified as held for sale
Non-current assets or disposal groups are classified separately as held for sale in the Consolidated balance sheet if it is highly probable that they will be recovered primarily through sale rather than through continuing use. This condition is met when such assets or disposal groups are available for immediate sale in their present condition, Equinor’s management is committed to the sale, and the sale is expected to be completed within one year from the date of classification as held for sale. In Equinor, these requirements are normally met when management has approved a negotiated letter of intent with the counterparties. Liabilities directly associated with the assets classified as held for sale and expected to be included as part of the sales transaction, are also classified separately.
Accounting judgement regarding acquisitions
Determining whether an acquisition meets the definition of a business combination or an asset acquisition requires judgement on a case-by-case basis. The conclusion may materially affect the financial statements both in the transaction period and subsequent periods. Similar assessments are performed upon the acquisition of an interest in a joint operation. Depending on the specific facts, acquisitions of oil and gas exploration and evaluation licences where a development decision has not yet been made have generally been accounted for as asset purchases. Conversely, acquisition of producing assets have generally been accounted for as business acquisitions.
Accounting judgement regarding partial
divestments
The accounting policy for partial divestments of
subsidiaries is based on careful consideration of
the requirements and scope of IFRS 10
Consolidated Financial Statements and IAS 28
Investments in Associates and Joint Ventures.
The assessment requires judgement on a case-
by-case basis, considering the substance of the
transactions. In evaluating the IFRS Accounting
Standards’ requirements, Equinor notes
considerations related to several relevant and
similar issues that are under consideration by
the IASB. In situations where assets are
transferred into separate legal entities
concurrently with a partial sale of the entities’
shares to a third party, resulting in Equinor’s
losing control of those asset-owning
subsidiaries, and where investments in
associates/joint ventures are established
simultaneously, Equinor only recognises the gain
or loss on the divested portion.
2024
Acquisitions
Swap of onshore oil & gas assets in the US
On 31 May 2024, Equinor and EQT Corporation
closed the swap transaction in which Equinor sold
100% of its interest in the Marcellus and Utica shale
formations in the Appalachian Basin, located in
southeastern Ohio, and transferred the operatorship
to EQT. In exchange, Equinor acquired 40% of EQT’s
non-operated working interest in the Northern
Marcellus shale formation in Pennsylvania. Following
the transaction, Equinor increased its average
working interest from 15.7% to 25.7% in certain
Expand Energy-operated Northern Marcellus gas
units. Equinor paid a cash consideration of USD 467
million (net of interim period settlement) to EQT to
balance the overall transaction. With this transaction,
Equinor continues to high-grade the US portfolio and
work to strengthen the profitability of the onshore gas
position in the Appalachian Basin. The assets
acquired and liabilities assumed were recognised in
accordance with the principles in IFRS 3 Business
Combinations within the E&P USA segment, mainly as
property, plant, and equipment (USD 750 million) and
intangible assets (USD 505 million).
Acquisition of additional working interests in
onshore oil & gas assets in the US
On 31 December 2024, Equinor closed a transaction
to acquire an additional non-operated interest in the
Northern Marcellus shale formation in Pennsylvania in
the US from EQT Corporation (EQT). Following the
transaction, Equinor increased its average working
interest from 25.7% to 40.7% in certain Expand
Energy-operated Northern Marcellus gas units
continuing high-grading the US portfolio. Equinor paid
a cash consideration of USD 1,242 million to EQT. The
assets acquired and liabilities assumed were
recognised in accordance with the principles in IFRS 3
Business Combinations within the E&P USA segment,
mainly as property, plant, and equipment (USD 1365
million).
Swap of US Offshore Wind assets
On 24 January 2024, Equinor entered into a swap
agreement with bp to acquire bp’s 50% share and
take full ownership of Empire Offshore Wind Holdings
LLC, including the Empire Wind lease and projects
(Empire Wind), in exchange for its 50% share in
Beacon Wind Holdings LLC, including the Beacon
Wind lease and projects (Beacon Wind). Equinor also
agreed to acquire bp's 50% interest in the South
Brooklyn Marine Terminal (SBMT) lease. Based on the
agreement, Equinor controls and has consolidated
Empire Wind and SBMT from the first quarter of 2024
and has divested its 50% share of Beacon Wind. The
swap of Empire Wind and Beacon Wind was formally
closed on 4 April and SBMT was formally closed on
30 December. The acquisitions were accounted for as
asset acquisitions, and previous holdings were not
revalued. The swap resulted in a combined loss of
USD 147 million in the first quarter 2024, recognised in
the REN segment and presented in the line item
Operating expenses in the Consolidated statement of
income.
Disposals
Divestment of interest in Nigeria
On 6 December 2024, Equinor closed a transaction
with Chappal Energies for the sale of Equinor Nigeria
Energy Company (ENEC), which holds a 53.85%
ownership in the oil and gas lease OML 128, including
the unitised 20.21% stake in the Agbami oil field. Total
consideration received amounts to USD 682 million,
including USD 482 million in cash. In addition, the
estimated fair value of deferred and contingent
consideration has been included in the gain of USD
795 million recognised in the fourth quarter within the
E&P International segment, and reported as Other
Income in the Consolidated statement of income. Prior
to closing, Equinor received USD 300 million in
extraordinary dividends.
Divestment of interests in Azerbaijan
On 29 November 2024, Equinor closed a transaction
with the State Oil Company of the Republic of
Azerbaijan (SOCAR) and ONGC Videsh Limited
(ONGC) to sell its interests in its Azerbaijan assets.
The assets comprise a 7.27% non-operated interest in
the Azeri Chirag Gunashli (ACG) oil fields in the
Azerbaijan sector of the Caspian Sea and 8.71%
interest in the Baku-Tbilisi-Ceyhan (BTC) pipeline.
The total consideration for Equinor's Azerbaijan
assets amounted to USD 713 million in cash. A loss of
USD 84 million has been recognised within the E&P
International segment in the fourth quarter 2024 and
presented in the line item Operating expenses in the
Consolidated statement of income. An impairment
loss of USD 310 million was recognised in fourth
quarter 2023, upon classification as held for sale,
presented within the line item Depreciation,
amortisation and net impairments in the Consolidated
statement of income.
Held for sale
Joint venture agreement with Shell in the UK
On 5 December 2024, Equinor and Shell agreed to
merge their UK upstream businesses and establish a
joint venture. The parties will hold a 50% equity
interest each. Selected UK North Sea upstream fields,
associated licenses and infrastructure will be
transferred by both parties to the joint venture,
including Equinor’s interests in Rosebank, Mariner and
Buzzard. The joint venture will be accounted for under
the equity method upon completion of the
transaction. Completion of the transaction is subject
to license partners’ and regulatory approvals and is
expected by the end of 2025. As of 31 December
2024, related assets held for sale amounted to USD
6,843 million and liabilities directly associated with
these assets held for sale amounted to USD 740
million. Equinor’s UK upstream business is part of the
E&P International segment.
2023
Acquisitions
Acquisition of Rio Energy
On 3 November 2023, Equinor closed a transaction
with Denham Capital to acquire 100% of the shares in
Horus Investimentos S.A., the parent company of Rio
Energy Participações S.A., a leading onshore
renewables company in Brazil. The cash consideration
amounted to USD 82 million in addition to USD 268
million in capital contribution to settle Rio Energy’s
external financing. The acquired portfolio includes a
producing onshore wind farm in the north-eastern
state of Bahia, a pre-construction solar photovoltaic
(PV) portfolio and a pipeline of 1.2 GW of onshore
wind and solar projects. This transaction resulted in
an increase in Equinor’s property, plant and
equipment of USD 350 million. The transaction has
been accounted for as a business combination within
the REN segment.
Acquisition of Suncor Energy UK Limited
On 30 June 2023, Equinor closed a transaction with
Suncor Energy UK Holdings Ltd to acquire 100% of
the shares in Suncor Energy UK Limited for a total
consideration of USD 847 million after customary
adjustments for working capital. The transaction
includes a non-operated interest in the producing
Buzzard oil field (29.89%) and an additional interest in
the operated Rosebank development (40%). The
transaction has been accounted for within the E&P
International segment as a business combination,
resulting in an increase in Equinor’s property, plant
and equipment of USD 1,490 million and deferred tax
liabilities of USD 672 million.
Acquisition of BeGreen
On 26 January 2023, Equinor closed a transaction
with the Bregentved Group and members of the
executive board of BeGreen Solar Aps to acquire
100% of the shares in the Danish solar developer
BeGreen Solar Aps. The cash consideration
amounted to USD 252 million (EUR 235 million), in
addition to a consideration contingent on the
successful delivery of future solar projects above an
agreed megawatt threshold. The transaction has
been accounted for within the REN segment as a
business combination, resulting in an increase of
Equinor’s intangible assets of USD 423 million.
Disposals
Equinor Energy Ireland Limited
On 31 March 2023, Equinor closed the transaction
with Vermilion Energy Inc (Vermillion) to sell Equinor’s
non- operated equity position in the Corrib gas
project in Ireland, covering 100% of the shares in
Equinor Energy Ireland Limited (EEIL). Prior to closing,
Equinor received an extraordinary dividend of
USD 371 million from EEIL. Total consideration
amounted to USD 362 million, including cash
settlement of contingent consideration. A loss of
USD 258 million has been recognised within the E&P
International segment and presented in the line item
Operating expenses in the Consolidated statement of
income.